Accrued expenses and other current liabilities (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Accrued expenses and other current liabilities
Accrued professional service fees		$ 179,650
Payroll payable	$ 444,453	406,938
Other current liabilities	101,179	52,537
Accrued expenses and other current liabilities	$ 545,632	$ 639,125